BLACKROCK FUNDS III

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

(each, a “Fund”)

Supplement dated April 1, 2025 to the Summary Prospectuses and the

Prospectuses of each Fund, dated April 29, 2024, as amended or supplemented to date

Effective immediately, the following changes are made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About [Fund] — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About [Fund] — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Master Portfolio Since	Title
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Matt Waldron, CFA	2025	Managing Director of BlackRock, Inc.
Peter Sietsema, CFA	2025	Director of BlackRock, Inc.
Steven White	2025	Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Total International Index Fund — About the Portfolio Management Team of Total International Index Fund/Total International Ex U.S. Index Master Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF TOTAL INTERNATIONAL INDEX FUND/TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO
Total International ex U.S. Index Master Portfolio is managed by a team of financial professionals. Jennifer Hsui, CFA, Paul Whitehead, Matt Waldron, CFA, Peter Sietsema, CFA, and Steven White are the portfolio managers of Total International ex U.S. Index Master Portfolio and are jointly and primarily responsible for the day-to-day management of Total International ex U.S. Index Master Portfolio. Please see “Management of the Funds—Portfolio Managers” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Large-Cap Index Fund — About the Portfolio Management Team of Large-Cap Index Fund/Large Cap Index Master Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF LARGE-CAP INDEX FUND/LARGE CAP INDEX MASTER PORTFOLIO
Large Cap Index Master Portfolio is managed by a team of financial professionals. Jennifer Hsui, CFA, Paul Whitehead, Matt Waldron, CFA, Peter Sietsema, CFA, and Steven White are the portfolio managers of Large Cap Index Master Portfolio and are jointly and primarily responsible for the day-to-day management of Large Cap Index Master Portfolio. Please see “Management of the Funds — Portfolio Managers” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Managers” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of each Master Portfolio is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2011.
Paul Whitehead	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2022	Managing Director of BlackRock, Inc. since 2010.
Matt Waldron, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc from 2010 to 2024.
Peter Sietsema, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2025	Director of BlackRock, Inc. since 2013.
Steven White	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2025	Director of BlackRock, Inc. since 2020.

Shareholders should retain this Supplement for future reference.

PRO2-LCI-TI-0425SUP

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